Fees Summary	Jun. 25, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,074,421.97
Total Fee Amount	3,600.88
Total Offset Amount	0.00
Net Fee	$ 3,600.88
Offering Table N/A
Offset Table N/A	N/A